TAXES ON INCOME - Taxes on income (tax benefits) are comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current taxes	$ 3,742	$ 2,434	$ 1,001
Deferred tax expense	1,975	3,462	8,398
Actual tax expense	5,717	5,896	9,399
Domestic
Current taxes	3,707	819	300
Deferred tax expense	269	2,464	7,220
Foreign
Current taxes	35	1,615	701
Deferred tax expense	$ 1,706	$ 998	$ 1,178